Accounts and notes receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts and notes receivable, net
Accounts receivable, net	¥ 51,381		¥ 12,494
Notes receivable			1,530
Accounts and notes receivable, net	51,381	$ 7,450	14,024
Allowance for credit losses	¥ 201		¥ 141